UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 38,458	$ 41,569
Short term investments	249,997	249,989
Loans, held for sale, at fair value	23,314
Loans, held at fair value	233,618	155,134
Loans, held-for-investment	1,467,322	1,560,938
Mortgage backed securities, at fair value	34,812	213,504
Real estate acquired in settlement of loans	10,009	13,481
Derivative instruments, at fair value	363	723
Servicing rights	23,351	27,250
Intangible assets	1,000	1,000
Deferred financing costs	3,645	4,788
Due from servicers	18,400	20,300
Receivable from related parties	2	4
Receivable from third parties	7,285	608
Other assets	12,896	5,179
Assets of discontinued operations held for sale		11,325
Total assets	2,148,678	2,329,781
Liabilities:
Borrowings under credit facilities	228,000	175,306
Promissory note payable	9,040
Borrowings under repurchase agreements	581,773	644,137
Guaranteed loan financing	415,417	499,187
Repair and denial reserve	6,849	8,071
Liability under subservicing agreements	7,576	8,827
Liability under participation agreements	2,803	3,700
Accrued salaries, wages and commissions	5,503	7,067
Payable to related parties	2,592	2,305
Derivative instruments, at fair value	3,415	1,499
Dividends payable		13,366
Accounts payable and other accrued liabilities	26,265	17,695
Liabilities of discontinued operations held for sale		6,886
Total liabilities	1,664,049	1,849,568
Stockholders' Equity
Common stock, $0.01 par value, 450,000,000 share authorized, 30,960,370 and 30,804,029 shares issued and outstanding, respectively	309	308
Preferred stock, $1,000 par value, 125 shares authorized, 125 shares issued and outstanding	125	125
Additional paid-in capital	449,075	446,787
Retained earnings (deficit)	(4,276)	(5,899)
Total Sutherland Asset Management Corporation equity	445,233	441,321
Non-controlling interests	39,396	38,892
Total Stockholders' Equity	484,629	480,213
Total Liability and Stockholders' Equity	2,148,678	2,329,781
VIEs
Assets:
Cash and cash equivalents	77	26
Restricted cash	904	1,362
Loans, held-for-investment	543,857	633,720
Real estate acquired in settlement of loans	3,734	5,257
Accrued interest	2,252	2,557
Due from servicers	3,508	6,121
Total assets	554,332	649,043
Liabilities:
Securitized debt obligations of consolidated VIEs	374,816	461,522
Accounts payable and other accrued liabilities	844	996
Total liabilities	375,660	462,518
Stockholders' Equity
Total Sutherland Asset Management Corporation equity	178,672	186,525
Sutherland
Assets:
Cash and cash equivalents	38,458	41,569
Restricted cash	15,935	14,757
Loans, held-for-investment	923,465	927,218
Real estate acquired in settlement of loans	6,275	8,224
Accrued interest	5,037	5,258
Due from servicers	$ 14,893	$ 14,208